United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: July 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80%
Communication Services - 1.86%
Entertainment - 0.58%
Electronic Arts, Inc.	7,395	$1,116,201
Spotify Technology SAA	4,520	1,554,609
Warner Bros Discovery, Inc.A	61,100	528,515

		3,199,325

Interactive Media & Services - 0.50%
Alphabet, Inc., Class A	16,122	2,765,568

Media - 0.78%
Comcast Corp., Class A	88,171	3,638,817
Omnicom Group, Inc.	4,600	450,984
Paramount Global, Class B	22,100	252,382

		4,342,183

Total Communication Services		10,307,076

Consumer Discretionary - 3.06%
Automobile Components - 0.53%
Adient PLCA	6,800	175,168
Aptiv PLCA	33,539	2,327,271
BorgWarner, Inc.	12,100	427,251

		2,929,690

Automobiles - 0.44%
General Motors Co.	55,100	2,442,032

Hotels, Restaurants & Leisure - 0.99%
Aramark	36,070	1,236,119
Booking Holdings, Inc.	110	408,651
Carnival Corp.A	87,843	1,463,464
Las Vegas Sands Corp.	42,042	1,667,806
Wynn Resorts Ltd.	8,508	704,633

		5,480,673

Household Durables - 0.53%
Lennar Corp., Class A	15,800	2,795,494
Lennar Corp., Class B	666	109,863

		2,905,357

Specialty Retail - 0.57%
Lithia Motors, Inc.	5,584	1,543,027
Lowe’s Cos., Inc.	6,500	1,595,815

		3,138,842

Total Consumer Discretionary		16,896,594

Consumer Staples - 1.70%
Beverages - 0.81%
Coca-Cola Co.	25,250	1,685,185
Constellation Brands, Inc., Class A	5,270	1,291,993
Keurig Dr Pepper, Inc.	44,731	1,533,379

		4,510,557

Food Products - 0.18%
Conagra Brands, Inc.	20,300	615,496

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Consumer Staples - 1.70% (continued)
Food Products - 0.18% (continued)
Kraft Heinz Co.	11,000	$387,310

		1,002,806

Household Products - 0.29%
Procter & Gamble Co.	9,900	1,591,524

Tobacco - 0.42%
Philip Morris International, Inc.	20,082	2,312,643

Total Consumer Staples		9,417,530

Energy - 3.37%
Energy Equipment & Services - 0.86%
Baker Hughes Co.	23,000	890,560
Halliburton Co.	54,654	1,895,401
NOV, Inc.	74,600	1,553,172
Schlumberger NV	8,700	420,123

		4,759,256

Oil, Gas & Consumable Fuels - 2.51%
APA Corp.	80,100	2,498,319
BP PLCB	102,392	603,869
Coterra Energy, Inc.	57,950	1,495,110
Exxon Mobil Corp.	19,465	2,308,354
Hess Corp.	10,239	1,570,867
Marathon Oil Corp.	25,700	720,885
Murphy Oil Corp.	8,300	343,454
Ovintiv, Inc.	22,500	1,044,900
Phillips 66	12,175	1,771,219
Shell PLC, ADR	20,600	1,508,332

		13,865,309

Total Energy		18,624,565

Financials - 8.97%
Banks - 3.39%
Bank of America Corp.	15,900	640,929
Citigroup, Inc.	44,500	2,887,160
Citizens Financial Group, Inc.	31,400	1,339,838
Commerce Bancshares, Inc.	14,800	957,708
Cullen/Frost Bankers, Inc.	9,900	1,158,894
First Citizens BancShares, Inc., Class A	242	505,221
M&T Bank Corp.	5,338	919,043
PNC Financial Services Group, Inc.	8,350	1,512,185
Truist Financial Corp.	14,600	652,474
U.S. Bancorp	95,027	4,264,812
Wells Fargo & Co.	65,762	3,902,317

		18,740,581

Capital Markets - 1.33%
Ameriprise Financial, Inc.	5,400	2,322,378
Bank of New York Mellon Corp.	18,000	1,171,260
Blackstone, Inc.	10,756	1,528,965
Goldman Sachs Group, Inc.	1,600	814,448
State Street Corp.	17,900	1,520,963

		7,358,014

Consumer Finance - 0.80%
American Express Co.	5,523	1,397,540
Capital One Financial Corp.	16,200	2,452,680

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Financials - 8.97% (continued)
Consumer Finance - 0.80% (continued)
Discover Financial Services	3,900	$561,561

		4,411,781

Financial Services - 0.83%
Corebridge Financial, Inc.	27,300	806,715
Fidelity National Information Services, Inc.	49,727	3,820,526

		4,627,241

Insurance - 2.62%
Allstate Corp.	8,928	1,527,760
American International Group, Inc.	61,618	4,881,994
Aon PLC, Class A	9,069	2,979,257
Arch Capital Group Ltd.A	19,650	1,882,077
Chubb Ltd.	1,746	481,302
Hartford Financial Services Group, Inc.	14,400	1,597,248
Willis Towers Watson PLC	3,971	1,120,934

		14,470,572

Total Financials		49,608,189

Health Care - 6.90%
Biotechnology - 0.38%
Amgen, Inc.	6,310	2,097,886

Health Care Equipment & Supplies - 1.61%
Alcon, Inc.	17,500	1,645,000
GE HealthCare Technologies, Inc.	17,683	1,496,512
Medtronic PLC	47,449	3,811,104
STERIS PLC	6,572	1,569,131
Zimmer Biomet Holdings, Inc.	3,550	395,292

		8,917,039

Health Care Providers & Services - 2.15%
Centene Corp.A	14,200	1,092,264
Cigna Group	2,250	784,508
CVS Health Corp.	29,600	1,785,768
Elevance Health, Inc.	8,247	4,387,651
HCA Healthcare, Inc.	2,200	798,710
Humana, Inc.	1,500	542,415
Labcorp Holdings, Inc.	1,800	387,792
UnitedHealth Group, Inc.	3,679	2,119,693

		11,898,801

Life Sciences Tools & Services - 1.37%
Avantor, Inc.A	59,192	1,583,386
Danaher Corp.	7,000	1,939,560
ICON PLCA	12,387	4,068,386

		7,591,332

Pharmaceuticals - 1.39%
GSK PLC, ADR	9,300	360,561
Merck & Co., Inc.	29,934	3,386,433
Roche Holding AGB	5,959	1,930,107
Sanofi SA, ADR	38,295	1,984,064

		7,661,165

Total Health Care		38,166,223

Industrials - 5.84%
Aerospace & Defense - 0.73%
Boeing Co.A	4,940	941,564

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Industrials - 5.84% (continued)
Aerospace & Defense - 0.73% (continued)
General Dynamics Corp.	6,700	$2,001,357
RTX Corp.	9,500	1,116,155

		4,059,076

Air Freight & Logistics - 0.30%
FedEx Corp.	5,410	1,635,172

Building Products - 0.29%
Johnson Controls International PLC	22,698	1,623,815

Commercial Services & Supplies - 0.29%
Waste Connections, Inc.	8,860	1,575,042

Construction & Engineering - 0.18%
AECOM	7,126	645,687
Fluor Corp.A	7,200	346,320

		992,007

Electrical Equipment - 0.60%
Schneider Electric SEB	5,870	1,412,297
Vertiv Holdings Co.	23,924	1,882,819

		3,295,116

Ground Transportation - 0.34%
JB Hunt Transport Services, Inc.	6,969	1,206,682
Norfolk Southern Corp.	2,600	648,856

		1,855,538

Industrial Conglomerates - 0.28%
Honeywell International, Inc.	7,650	1,566,338

Machinery - 1.79%
CNH Industrial NV	71,100	757,215
Cummins, Inc.	3,900	1,138,020
Oshkosh Corp.	10,300	1,119,095
PACCAR, Inc.	7,150	705,419
Parker-Hannifin Corp.	5,400	3,030,264
Stanley Black & Decker, Inc.	8,720	921,006
Timken Co.	4,500	391,275
Xylem, Inc.	13,800	1,842,300

		9,904,594

Professional Services - 0.66%
Experian PLCB	46,781	2,205,721
Jacobs Solutions, Inc.	10,042	1,469,647

		3,675,368

Trading Companies & Distributors - 0.38%
Ferguson PLCB	9,387	2,076,287

Total Industrials		32,258,353

Information Technology - 6.08%
Communications Equipment - 0.48%
F5, Inc.A	13,100	2,667,684

Electronic Equipment, Instruments & Components - 0.46%
Corning, Inc.	8,700	348,087
TE Connectivity Ltd.	5,100	787,083

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Information Technology - 6.08% (continued)
Electronic Equipment, Instruments & Components - 0.46% (continued)
Teledyne Technologies, Inc.A	3,360	$1,417,449

		2,552,619

IT Services - 0.35%
Cognizant Technology Solutions Corp., Class A	16,455	1,245,314
EPAM Systems, Inc.A	3,230	694,870

		1,940,184

Semiconductors & Semiconductor Equipment - 1.77%
Broadcom, Inc.	16,550	2,659,254
Microchip Technology, Inc.	22,900	2,033,062
Micron Technology, Inc.	3,700	406,334
QUALCOMM, Inc.	26,007	4,705,967

		9,804,617

Software - 3.02%
Adobe, Inc.A	4,300	2,372,095
ANSYS, Inc.A	5,900	1,850,417
Atlassian Corp., Class AA	10,653	1,881,000
Autodesk, Inc.A	6,800	1,683,136
Microsoft Corp.	6,588	2,756,090
Monday.com Ltd.A	5,660	1,300,725
Oracle Corp.	17,605	2,455,017
Workday, Inc., Class AA	10,400	2,362,048

		16,660,528

Total Information Technology		33,625,632

Materials - 3.30%
Chemicals - 2.40%
Air Products & Chemicals, Inc.	9,436	2,489,689
Axalta Coating Systems Ltd.A	53,626	1,911,767
Corteva, Inc.	40,200	2,255,220
DuPont de Nemours, Inc.	8,887	743,842
Ecolab, Inc.	7,700	1,776,313
Linde PLC	3,010	1,365,035
Olin Corp.	21,100	962,371
RPM International, Inc.	14,700	1,785,462

		13,289,699

Construction Materials - 0.90%
CRH PLC	30,696	2,630,647
Martin Marietta Materials, Inc.	3,903	2,315,845

		4,946,492

Total Materials		18,236,191

Real Estate - 0.72%
Residential REITs - 0.22%
Equity LifeStyle Properties, Inc.	18,000	1,236,240

Specialized REITs - 0.50%
Public Storage	3,831	1,133,670
VICI Properties, Inc.	51,927	1,623,238

		2,756,908

Total Real Estate		3,993,148

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.80% (continued)
Utilities - 2.00%
Electric Utilities - 1.25%
Entergy Corp.	21,160	$2,453,925
Pinnacle West Capital Corp.	17,926	1,534,287
PPL Corp.	52,200	1,551,384
Xcel Energy, Inc.	23,100	1,346,268

		6,885,864

Gas Utilities - 0.31%
Atmos Energy Corp.	13,600	1,739,168

Multi-Utilities - 0.14%
Dominion Energy, Inc.	14,300	764,478

Water Utilities - 0.30%
American Water Works Co., Inc.	11,715	1,667,747

Total Utilities		11,057,257

Total Common Stocks (Cost $170,433,469)		242,190,758

	Principal Amount
CORPORATE OBLIGATIONS - 2.89%
Basic Materials - 0.03%
Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	174,100

Communications - 0.27%
Media - 0.16%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.550%, Due 6/1/2034	180,000	184,002
6.484%, Due 10/23/2045	550,000	518,189
5.750%, Due 4/1/2048	195,000	168,053

		870,244

Telecommunications - 0.11%
AT&T, Inc.,
3.800%, Due 12/1/2057	235,000	168,309
3.650%, Due 9/15/2059	645,000	444,367

		612,676

Total Communications		1,482,920

Consumer, Cyclical - 0.22%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	97,875	89,244

Auto Manufacturers - 0.12%
Ford Motor Credit Co. LLC,
5.125%, Due 6/16/2025	245,000	243,726
4.134%, Due 8/4/2025	245,000	241,502
3.375%, Due 11/13/2025	210,000	204,415

		689,643

Entertainment - 0.08%
Warnermedia Holdings, Inc., 5.050%, Due 3/15/2042	575,000	451,776

Total Consumer, Cyclical		1,230,663

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 2.89% (continued)
Consumer, Non-Cyclical - 0.04%
Commercial Services - 0.04%
Moody’s Corp., 2.550%, Due 8/18/2060	$180,000	$97,548
Quanta Services, Inc., 3.050%, Due 10/1/2041	190,000	137,153

		234,701

Total Consumer, Non-Cyclical		234,701

Energy - 0.43%
Oil & Gas - 0.14%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C D	575,000	593,398
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	184,232

		777,630

Pipelines - 0.29%
Energy Transfer LP,
7.500%, Due 7/1/2038	320,000	371,836
5.150%, Due 3/15/2045	205,000	184,636
6.125%, Due 12/15/2045	250,000	252,072
6.000%, Due 6/15/2048	400,000	396,334
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	79,521
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	137,962
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032E	205,000	172,711

		1,595,072

Total Energy		2,372,702

Financial - 0.52%
Banks - 0.24%
Bank of America Corp., 2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)C	505,000	412,575
Citigroup, Inc., 1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)C	105,000	103,818
JPMorgan Chase & Co., 1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)C	120,000	118,310
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)C	295,000	291,838
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)C	145,000	117,218
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)C	260,000	258,023

		1,301,782

Insurance - 0.13%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	91,727
Markel Group, Inc.,
5.000%, Due 5/20/2049	380,000	340,298
3.450%, Due 5/7/2052	450,000	306,092

		738,117

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	694,673

REITS - 0.02%
Alexandria Real Estate Equities, Inc., 3.550%, Due 3/15/2052	145,000	100,041

Total Financial		2,834,613

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 2.89% (continued)
Technology - 0.04%
Computers - 0.01%
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	$71,000	$49,354

Semiconductors - 0.03%
Entegris, Inc., 4.750%, Due 4/15/2029E	190,000	183,110

Total Technology		232,464

Utilities - 1.34%
Electric - 1.24%
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	795,000	646,889
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	62,907
Consumers Energy Co., 2.500%, Due 5/1/2060	91,000	52,064
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	265,283
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	145,000	154,914
6.050%, Due 4/15/2038	405,000	432,450
3.200%, Due 8/15/2049	175,000	121,064
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	398,421
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	210,656
4.200%, Due 8/15/2045	125,000	103,828
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	586,870
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	79,680
Entergy Corp., 2.800%, Due 6/15/2030	115,000	102,593
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	125,853
5.350%, Due 3/15/2034	440,000	446,872
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	97,356
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	129,090
MidAmerican Energy Co., 3.650%, Due 8/1/2048	155,000	118,895
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	180,000	178,274
5.450%, Due 10/30/2025	220,000	221,248
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	145,000	147,597
PacifiCorp,
4.150%, Due 2/15/2050	485,000	380,038
5.350%, Due 12/1/2053	585,000	543,235
5.500%, Due 5/15/2054	595,000	564,828
Sempra, 3.300%, Due 4/1/2025	335,000	330,109
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025E	385,000	383,067

		6,884,081

Gas - 0.10%
National Fuel Gas Co.,
3.950%, Due 9/15/2027	225,000	217,421
2.950%, Due 3/1/2031	365,000	313,063

		530,484

Total Utilities		7,414,565

Total Corporate Obligations (Cost $16,561,029)		15,976,728

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.27%
Communications - 0.07%
Telecommunications - 0.07%
Rogers Communications, Inc., 4.300%, Due 2/15/2048	$520,000	$420,911

Consumer, Non-Cyclical - 0.49%
Agriculture - 0.25%
BAT Capital Corp.,
6.000%, Due 2/20/2034	130,000	134,851
4.540%, Due 8/15/2047	960,000	765,934
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	457,978

		1,358,763

Pharmaceuticals - 0.24%
Bayer U.S. Finance II LLC, 4.250%, Due 12/15/2025E	290,000	285,398
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026E	400,000	407,214
6.500%, Due 11/21/2033E	625,000	654,274

		1,346,886

Total Consumer, Non-Cyclical		2,705,649

Energy - 0.30%
Pipelines - 0.30%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)C	465,000	472,250
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)C	1,160,000	1,174,667

		1,646,917

Total Energy		1,646,917

Financial - 0.95%
Banks - 0.70%
BPCE SA, 6.508%, Due 1/18/2035, (1 yr. CMT + 2.791%)C E	975,000	1,002,214
Intesa Sanpaolo SpA,
6.625%, Due 6/20/2033E	765,000	807,833
7.778%, Due 6/20/2054, (1 yr. CMT + 3.900%)C E	335,000	358,618
Macquarie Group Ltd., 2.871%, Due 1/14/2033, (Secured Overnight Financing Rate + 1.532%)C E	455,000	383,445
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	176,773
NatWest Group PLC, 3.754%, Due 11/1/2029, (5 yr. CMT + 2.100%)C	840,000	835,141
Societe Generale SA, 7.367%, Due 1/10/2053E	280,000	282,749

		3,846,773

Diversified Financial Services - 0.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.300%, Due 1/30/2032	590,000	517,684
3.400%, Due 10/29/2033	355,000	305,167

		822,851

Insurance - 0.10%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054E	550,000	563,596

Total Financial		5,233,220

Utilities - 0.46%
Electric - 0.46%
Electricite de France SA,
4.750%, Due 10/13/2035E	320,000	303,149
5.000%, Due 9/21/2048E	860,000	771,587
6.900%, Due 5/23/2053E	270,000	299,446

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.27% (continued)
Utilities - 0.46% (continued)
Electric - 0.46% (continued)
Electricite de France SA, (continued)
6.000%, Due 4/22/2064E	$300,000	$290,369
National Grid PLC, 5.809%, Due 6/12/2033	850,000	873,671

		2,538,222

Total Utilities		2,538,222

Total Foreign Corporate Obligations (Cost $12,091,020)		12,544,919

FOREIGN SOVEREIGN OBLIGATIONS - 0.48%
Israel Government International Bonds,
5.375%, Due 3/12/2029	205,000	204,226
5.500%, Due 3/12/2034	780,000	758,496
Mexico Government International Bonds,
4.280%, Due 8/14/2041	990,000	784,861
3.771%, Due 5/24/2061	1,440,000	904,305

Total Foreign Sovereign Obligations (Cost $2,666,405)		2,651,888

ASSET-BACKED OBLIGATIONS - 0.94%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	183,091	181,308
AmeriCredit Automobile Receivables Trust, 4.380%, Due 4/18/2028, 2022 2 A3	221,827	220,564
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	123,265	123,292
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	97,077	95,983
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024 2 A3	395,000	400,378
CNH Equipment Trust,
0.400%, Due 12/15/2025, 2021 A A3	30,908	30,682
5.420%, Due 10/15/2027, 2024 B A2A	180,000	180,508
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AE	300,000	278,710
GM Financial Automobile Leasing Trust,
4.010%, Due 9/22/2025, 2022 3 A3	53,885	53,798
5.090%, Due 3/22/2027, Series 2024-1, Class A3	130,000	130,090
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AE	245,000	226,815
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	184,159	180,770
4.930%, Due 11/15/2027, 2023 2 A3	315,000	314,745
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022 A A3	128,570	126,446
3.740%, Due 2/16/2027, 2022 B A3	251,784	248,881
5.420%, Due 5/17/2027, 2024 B A2A	720,000	723,123
Mercedes-Benz Auto Lease Trust, 5.440%, Due 2/16/2027, 2024 A A2A	295,000	295,814
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1E	345,000	311,877
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIE	275,100	241,949
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020 1A AE	285,000	275,992
4.930%, Due 6/25/2036, 2023 1A AE	100,000	100,964
Toyota Auto Receivables Owner Trust, 1.230%, Due 6/15/2026, 2022 A A3	119,021	116,888
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	96,987	95,458
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2IE	271,523	238,855

Total Asset-Backed Obligations (Cost $5,340,975)		5,193,890

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.26%
BX Commercial Mortgage Trust, 6.143%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C E	385,000	379,466
Cold Storage Trust, 6.343%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C E	265,407	264,578

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.26% (continued)
NRTH Mortgage Trust, 6.970%, Due 3/15/2039, Series 2024-PARK, Class A, (1 mo. USD Term SOFR + 1.641%)C E	$785,000	$781,565

Total Commercial Mortgage-Backed Obligations (Cost $1,433,495)		1,425,609

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 14.06%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	37,516	36,565
3.000%, Due 11/1/2032	66,044	63,113
2.500%, Due 6/1/2035	144,470	133,614
2.000%, Due 3/1/2036	474,851	427,257
2.500%, Due 9/1/2041	447,334	392,415
2.500%, Due 11/1/2041	246,557	215,981
3.500%, Due 5/1/2042	366,469	341,948
4.000%, Due 6/1/2042	707,028	672,487
3.000%, Due 4/1/2047	287,737	252,361
3.500%, Due 1/1/2048	158,709	146,367
4.000%, Due 4/1/2048	125,589	119,801
3.000%, Due 8/1/2048	212,647	189,420
2.500%, Due 7/1/2050	287,106	242,915
2.500%, Due 11/1/2051	402,144	341,365
2.000%, Due 2/1/2052	712,946	577,025
2.000%, Due 3/1/2052	854,653	685,219
2.500%, Due 5/1/2052	567,349	480,792
4.000%, Due 6/1/2052	3,609,601	3,370,623
5.000%, Due 6/1/2052	137,534	135,499
4.500%, Due 10/1/2052	580,415	557,519
6.000%, Due 3/1/2053	758,630	781,007
4.500%, Due 5/1/2053	777,864	747,727
6.000%, Due 7/1/2053	838,352	850,796
5.500%, Due 9/1/2053	794,238	801,987
6.000%, Due 10/1/2053	753,151	762,898
6.000%, Due 12/1/2053	215,539	219,221
5.500%, Due 2/1/2054	1,277,944	1,279,610
5.500%, Due 4/1/2054	1,175,637	1,176,818
6.000%, Due 4/1/2054	578,321	591,666

		16,594,016

Federal National Mortgage Association,
3.500%, Due 1/1/2028F	14,816	14,483
4.500%, Due 4/1/2034	52,085	51,870
3.000%, Due 10/1/2034	127,285	120,640
2.000%, Due 11/1/2035F	327,479	295,589
2.000%, Due 12/1/2035F	153,477	138,292
2.000%, Due 1/1/2036F	246,984	222,538
2.500%, Due 4/1/2036	266,746	245,381
3.500%, Due 6/1/2037	82,368	78,729
5.500%, Due 6/1/2038	9,760	9,908
5.000%, Due 5/1/2040	53,626	54,218
5.000%, Due 6/1/2040	40,774	41,223
2.500%, Due 11/1/2041	290,249	253,300
5.000%, Due 3/1/2042F	24,375	24,643
3.500%, Due 7/1/2043	54,068	50,417
4.000%, Due 7/1/2045	103,119	98,464
3.500%, Due 8/1/2045	27,968	25,880
3.500%, Due 5/1/2046	68,111	62,892
3.000%, Due 6/1/2046	200,306	179,084
4.000%, Due 7/1/2046	83,610	80,043
3.000%, Due 10/1/2046	155,846	138,967
3.000%, Due 11/1/2046	215,402	193,356

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.06% (continued)
Federal National Mortgage Association, (continued)
3.500%, Due 11/1/2046	$285,138	$264,136
3.000%, Due 12/1/2046F	131,828	117,764
3.500%, Due 3/1/2047	31,696	29,237
4.500%, Due 7/1/2047	14,882	14,551
4.500%, Due 8/1/2047	58,064	56,845
3.500%, Due 9/1/2047	79,072	72,833
4.500%, Due 7/1/2048F	61,873	60,721
4.500%, Due 7/1/2048	41,172	40,196
4.500%, Due 3/1/2049	124,597	121,263
4.500%, Due 10/1/2049	106,643	103,545
4.000%, Due 11/1/2049	245,054	232,923
2.500%, Due 6/1/2050	246,310	208,480
2.500%, Due 8/1/2050	394,173	333,505
2.500%, Due 8/1/2050F	261,331	221,998
3.000%, Due 8/1/2050	231,412	204,581
2.500%, Due 9/1/2050	246,510	208,569
2.500%, Due 10/1/2050F	101,201	85,651
3.000%, Due 10/1/2050F	412,475	365,163
3.000%, Due 11/1/2050F	675,269	594,465
2.500%, Due 2/1/2051F	797,768	678,856
2.000%, Due 3/1/2051F	720,607	588,385
2.000%, Due 4/1/2051F	898,845	728,590
3.000%, Due 5/1/2051F	327,820	289,153
3.000%, Due 6/1/2051	131,439	115,518
3.500%, Due 6/1/2051F	371,531	337,595
2.000%, Due 7/1/2051F	1,280,001	1,036,498
3.500%, Due 7/1/2051F	680,235	623,387
2.500%, Due 8/1/2051	539,985	456,253
2.500%, Due 10/1/2051F	348,647	296,400
2.500%, Due 11/1/2051F	384,470	327,674
3.000%, Due 11/1/2051F	481,397	419,834
2.000%, Due 1/1/2052F	1,325,938	1,076,739
2.500%, Due 2/1/2052	1,424,318	1,204,397
3.500%, Due 5/1/2052	394,474	357,225
4.000%, Due 5/1/2052F	362,103	341,481
4.000%, Due 6/1/2052	4,933,977	4,613,738
5.000%, Due 6/1/2052	781,693	777,555
4.500%, Due 10/1/2052F	508,234	491,098
5.000%, Due 11/1/2052	3,033,863	2,988,460
5.000%, Due 12/1/2052	362,577	357,265
5.500%, Due 1/1/2053	3,282,900	3,284,939
5.000%, Due 4/1/2053F	297,326	294,434
4.500%, Due 6/1/2053F	753,527	732,133
5.000%, Due 6/1/2053F	368,049	365,770
5.500%, Due 10/1/2053	777,139	777,599
5.500%, Due 1/1/2054	815,033	814,843
6.000%, Due 1/1/2054F	885,762	900,836
5.500%, Due 2/1/2054	820,408	823,586
6.500%, Due 6/1/2054	109,724	113,202

		31,929,786

Government National Mortgage Association,
5.000%, Due 10/15/2039	41,326	41,902
3.500%, Due 9/15/2041	91,455	85,981
3.500%, Due 8/20/2047	31,870	29,577
3.500%, Due 10/20/2047	37,366	34,637
4.000%, Due 12/20/2047	71,326	68,078
4.000%, Due 1/20/2048	65,750	62,736

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 14.06% (continued)
Government National Mortgage Association, (continued)
5.000%, Due 1/20/2050	$102,235	$102,246
4.500%, Due 2/20/2050	67,843	66,344
5.000%, Due 2/20/2050	33,607	33,662
2.500%, Due 4/20/2050	467,692	402,363
2.500%, Due 6/20/2051	465,441	399,239
3.000%, Due 6/20/2051	671,249	598,463
2.500%, Due 7/20/2051	599,216	513,986
3.000%, Due 8/20/2051	374,537	337,602
2.500%, Due 11/20/2051	279,638	239,861
3.000%, Due 12/20/2051	736,366	656,051
3.500%, Due 1/20/2052	284,173	260,901
4.000%, Due 3/20/2052	543,907	512,041
3.000%, Due 6/20/2052	263,517	234,591
5.500%, Due 10/20/2052	3,096,057	3,111,840
5.000%, Due 2/20/2053	2,325,565	2,297,849
5.500%, Due 2/20/2053	1,777,261	1,779,549
5.000%, Due 3/20/2053	1,886,665	1,862,852
5.000%, Due 4/20/2053	765,734	755,005
5.500%, Due 4/20/2053	2,684,943	2,688,400
5.500%, Due 5/20/2053	2,410,873	2,413,978
3.000%, Due 6/20/2053	707,012	629,602
5.000%, Due 6/20/2053	1,146,644	1,130,577
5.500%, Due 6/20/2053	1,495,009	1,496,934
5.500%, Due 7/20/2053	772,444	773,439
5.500%, Due 9/20/2053	1,864,141	1,866,541
5.500%, Due 10/20/2053	1,960,781	1,963,306
5.500%, Due 2/20/2054	1,775,242	1,777,528

		29,227,661

Total U.S. Agency Mortgage-Backed Obligations (Cost $80,962,417)		77,751,463

U.S. TREASURY OBLIGATIONS - 11.33%
U.S. Treasury Bonds,
2.875%, Due 5/15/2052	8,700,000	6,558,645
3.000%, Due 8/15/2052	47,520,000	36,764,888

		43,323,533

U.S. Treasury Floating Rate Notes, 5.383% - 5.429%, Due 10/31/2025, (3 mo. Treasury money market yield + 0.170%)C	680,000	680,180

U.S. Treasury Notes,
4.500%, Due 11/30/2024	2,470,000	2,463,864
4.875%, Due 4/30/2026	1,430,000	1,440,222
4.625%, Due 4/30/2029	2,690,000	2,760,507
4.625%, Due 4/30/2031	2,385,000	2,468,382
4.125%, Due 11/15/2032	5,810,000	5,831,787
4.375%, Due 5/15/2034	3,570,000	3,646,978

		18,611,740

Total U.S. Treasury Obligations (Cost $63,583,252)		62,615,453

	Shares
FOREIGN COMMON STOCKS - 20.87%
Communication Services - 1.41%
Diversified Telecommunication Services - 0.40%
Orange SAB	82,596	916,357
Singapore Telecommunications Ltd.B	300,600	694,428
Telkom Indonesia Persero Tbk. PT, ADR	33,188	592,074

Total Diversified Telecommunication Services		2,202,859

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.87% (continued)
Communication Services - 1.41% (continued)
Entertainment - 0.28%
Sea Ltd., ADRA	24,060	$1,580,742

Interactive Media & Services - 0.38%
Autohome, Inc., ADR	18,836	469,770
Tencent Holdings Ltd.B	35,100	1,620,626

Total Interactive Media & Services		2,090,396

Media - 0.25%
WPP PLC, ADR	16,700	807,278
WPP PLCB	63,005	609,137

Total Media		1,416,415

Wireless Telecommunication Services - 0.10%
Vodafone Group PLC, ADR	57,200	535,392

Total Communication Services		7,825,804

Consumer Discretionary - 3.57%
Automobile Components - 0.74%
Cie Generale des Etablissements Michelin SCA, ADRG	79,600	1,568,916
Continental AGB	18,572	1,139,022
Magna International, Inc.	31,700	1,406,529

		4,114,467

Automobiles - 0.63%
Ferrari NVB	6,710	2,760,672
Suzuki Motor Corp.B	61,000	708,737

		3,469,409

Broadline Retail - 0.59%
Coupang, Inc.A	71,410	1,481,758
MercadoLibre, Inc.A	1,077	1,797,405

		3,279,163

Hotels, Restaurants & Leisure - 0.47%
Amadeus IT Group SAB	8,954	588,734
Compass Group PLCB	64,822	1,995,227

		2,583,961

Household Durables - 0.29%
Sony Group Corp., ADR	18,150	1,607,908

Leisure Products - 0.11%
Bandai Namco Holdings, Inc.B	29,500	626,804

Specialty Retail - 0.32%
JD Sports Fashion PLCB	302,215	512,432
Nitori Holdings Co. Ltd.B G	5,400	644,506
Zalando SEA B E	23,589	604,928

		1,761,866

Textiles, Apparel & Luxury Goods - 0.42%
Cie Financiere Richemont SA, Class AB	4,350	662,570
Gildan Activewear, Inc.	27,378	1,114,831
Li Ning Co. Ltd.B	286,500	534,976

		2,312,377

Total Consumer Discretionary		19,755,955

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.87% (continued)
Consumer Staples - 1.37%
Beverages - 0.51%
Anheuser-Busch InBev SA, ADRG	9,900	$589,050
Arca Continental SAB de CV	65,700	647,338
Carlsberg AS, Class BB	5,210	629,954
Fomento Economico Mexicano SAB de CVH	42,300	466,637
Pernod Ricard SAB G	3,596	481,592

		2,814,571

Consumer Staples Distribution & Retail - 0.13%
MatsukiyoCocokara & Co.B	44,900	733,297

Personal Products - 0.73%
L’Oreal SAB	3,060	1,325,086
Unilever PLCB	18,439	1,131,145
Unilever PLC, ADR	25,900	1,590,260

		4,046,491

Total Consumer Staples		7,594,359

Energy - 1.44%
Oil, Gas & Consumable Fuels - 1.44%
Canadian Natural Resources Ltd.	34,638	1,229,823
Cenovus Energy, Inc.	25,000	503,250
Enbridge, Inc.	60,113	2,249,428
Reliance Industries Ltd., GDRB E	10,032	723,322
Suncor Energy, Inc.	39,519	1,578,298
TotalEnergies SE, ADRG	24,500	1,660,610

		7,944,731

Total Energy		7,944,731

Financials - 3.02%
Banks - 1.91%
Bank Mandiri Persero Tbk. PTB	1,627,900	644,278
Bank of Nova Scotia	24,437	1,140,475
Grupo Financiero Banorte SAB de CV, Class O	102,900	772,730
ICICI Bank Ltd., ADR	88,380	2,572,742
KBC Group NVB	12,122	936,704
Mitsubishi UFJ Financial Group, Inc., ADRG	120,650	1,401,953
NU Holdings Ltd., Class AA	130,980	1,588,787
Piraeus Financial Holdings SAB	181,465	765,269
UniCredit SpAB	17,669	724,821

		10,547,759

Capital Markets - 0.70%
3i Group PLCB	63,932	2,567,777
UBS Group AGB	42,549	1,290,512

		3,858,289

Financial Services - 0.29%
Adyen NVA B E	1,342	1,642,540

Insurance - 0.12%
AIA Group Ltd.B	101,000	673,148

Total Financials		16,721,736

Health Care - 1.82%
Health Care Equipment & Supplies - 0.18%
Siemens Healthineers AGB E	18,933	1,016,466

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.87% (continued)
Health Care - 1.82% (continued)
Pharmaceuticals - 1.64%
AstraZeneca PLCB	16,090	$2,550,999
Merck KGaAB	8,466	1,516,653
Novo Nordisk AS, Class BB	32,188	4,265,021
Otsuka Holdings Co. Ltd.B	13,600	703,667

		9,036,340

Total Health Care		10,052,806

Industrials - 3.89%
Aerospace & Defense - 1.01%
BAE Systems PLCB	104,380	1,742,458
Safran SAB	11,550	2,532,736
Thales SAB	8,048	1,276,918

		5,552,112

Electrical Equipment - 0.65%
ABB Ltd.B	20,049	1,112,621
Contemporary Amperex Technology Co. Ltd., Class AB	22,495	578,220
Legrand SAB	7,008	755,801
Mitsubishi Electric Corp.B	26,900	451,558
Sungrow Power Supply Co. Ltd., Class AB	74,191	705,163

		3,603,363

Ground Transportation - 0.50%
Canadian Pacific Kansas City Ltd.	32,720	2,742,591

Industrial Conglomerates - 0.09%
Siemens AGB	2,729	500,242

Machinery - 0.58%
Mitsubishi Heavy Industries Ltd.B	120,600	1,454,191
Sandvik ABB	54,970	1,123,201
Techtronic Industries Co. Ltd.B	49,000	633,852

		3,211,244

Passenger Airlines - 0.10%
Ryanair Holdings PLC, ADR	5,630	570,319

Professional Services - 0.72%
Bureau Veritas SAB G	57,462	1,799,793
RELX PLCB	46,419	2,189,996

		3,989,789

Trading Companies & Distributors - 0.24%
Brenntag SEB	7,002	498,547
RS Group PLCB	78,987	832,798

		1,331,345

Total Industrials		21,501,005

Information Technology - 3.53%
Communications Equipment - 0.48%
Telefonaktiebolaget LM Ericsson, ADRG	382,100	2,632,669

Electronic Equipment, Instruments & Components - 0.16%
Shimadzu Corp.B G	29,700	877,682

IT Services - 0.37%
Capgemini SEB	4,119	817,479
NEC Corp.B	7,400	648,240

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 20.87% (continued)
Information Technology - 3.53% (continued)
IT Services - 0.37% (continued)
Wix.com Ltd.A	3,836	$598,128

		2,063,847

Semiconductors & Semiconductor Equipment - 2.07%
ASM International NVB	3,501	2,414,312
ASML Holding NV	2,252	2,109,448
Kokusai Electric Corp.B	33,500	966,955
Renesas Electronics Corp.B	51,191	904,449
Taiwan Semiconductor Manufacturing Co. Ltd.B	88,000	2,529,486
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,210	2,521,818

		11,446,468

Software - 0.10%
SAP SEB	2,688	567,132

Technology Hardware, Storage & Peripherals - 0.35%
Samsung Electronics Co. Ltd.B	31,148	1,915,114

Total Information Technology		19,502,912

Materials - 0.46%
Chemicals - 0.29%
Air Liquide SAB	3,665	667,953
Nippon Sanso Holdings Corp.B G	28,500	934,092

		1,602,045

Metals & Mining - 0.17%
Rio Tinto PLCB	14,250	922,589

Total Materials		2,524,634

Real Estate - 0.11%
Real Estate Management & Development - 0.11%
ESR Group Ltd.B E	403,600	610,454

Utilities - 0.25%
Electric Utilities - 0.14%
Fortum OYJB	49,057	753,875

Multi-Utilities - 0.11%
Engie SAB	38,812	610,004

Total Utilities		1,363,879

Total Foreign Common Stocks (Cost $94,416,860)		115,398,275

FOREIGN PREFERRED STOCKS - 0.44%
Consumer Staples - 0.26%
Household Products - 0.26%
Henkel AG & Co. KGaAB I	16,919	1,448,350

Financials - 0.18%
Banks - 0.18%
Itau Unibanco Holding SAI	162,800	975,162

Total Foreign Preferred Stocks (Cost $2,073,526)		2,423,512

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.31% (Cost $12,777,029)
Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, 5.21%J K	12,777,029	$12,777,029

SECURITIES LENDING COLLATERAL - 0.42% (Cost $2,343,233)
Investment Companies - 0.42%
American Beacon U.S. Government Money Market Select Fund, 5.21%J K	2,343,233	2,343,233

TOTAL INVESTMENTS - 100.07% (Cost $464,682,710)		553,292,757
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(407,665)

TOTAL NET ASSETS - 100.00%		$552,885,092

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $82,945,949 or 15.00% of net assets.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2024.

D	Perpetual maturity. The date shown, if any, is the next call date.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,847,261 or 2.69% of net assets. The Fund has no right to demand registration of these securities.

F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2024.
H	Unit - Usually consists of one common stock and/or rights and warrants.
I	A type of Preferred Stock that has no maturity date.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	17	September 2024	$4,692,173	$4,724,300	$32,127
ICE U.S. mini MSCI EAFE Index Futures	17	September 2024	1,997,632	2,031,245	33,613

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Long Futures Contracts Open on July 31, 2024 (continued):

Equity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. MSCI Emerging Markets EM Index Futures	18	September 2024	$976,195	$986,850	$10,655

			$7,666,000	$7,742,395	$76,395

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$233,962,477	$8,228,281	$—	$242,190,758
Corporate Obligations	—	15,976,728	—	15,976,728
Foreign Corporate Obligations	—	12,544,919	—	12,544,919
Foreign Sovereign Obligations	—	2,651,888	—	2,651,888
Asset-Backed Obligations	—	5,193,890	—	5,193,890
Commercial Mortgage-Backed Obligations	—	1,425,609	—	1,425,609
U.S. Agency Mortgage-Backed Obligations	—	77,751,463	—	77,751,463
U.S. Treasury Obligations	—	62,615,453	—	62,615,453
Foreign Common Stocks	42,128,957	73,269,318	—	115,398,275
Foreign Preferred Stocks	975,162	1,448,350	—	2,423,512
Short-Term Investments	12,777,029	—	—	12,777,029
Securities Lending Collateral	2,343,233	—	—	2,343,233

Total Investments in Securities - Assets	$292,186,858	$261,105,899	$—	$553,292,757

Financial Derivative Instruments - Assets
Futures Contracts	$76,395	$—	$—	$76,395

Total Financial Derivative Instruments - Assets	$76,395	$—	$—	$76,395

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2024 (Unaudited)

may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2024 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.